Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment
	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset and assets under finance lease	Office equipment	Construction in progress	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At January 1, 2017	4,449	44,235	4,861	88,897	4,608	6,227	2,070	155,347
Additions	1,120	34	19	400	1,119	396	1,845	4,933
Disposals	—	—	—	(4,392)	(914)	(213)	—	(5,519)
Transfer	—	—	292	2,600	—	124	(3,016)	—
Exchange differences	658	4,152	450	9,459	417	425	148	15,709
At December 31, 2017	6,227	48,421	5,622	96,964	5,230	6,959	1,047	170,470

Additions	—	229	76	480	624	395	2,694	4,498
Disposals	—	(8)	—	(1,120)	(503)	(490)	—	(2,121)
Transfer	—	—	3	1,418	505	102	(2,028)	—
Exchange differences	(21)	(752)	14	(1,024)	(76)	(244)	(40)	(2,143)
At December 31, 2018	6,206	47,890	5,715	96,718	5,780	6,722	1,673	170,704

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset and assets under finance lease	Office equipment	Construction in progress	Total
Depreciation/Impairment
At January 1, 2017	—	(28,612)	(2,731)	(75,482)	(3,522)	(5,363)	—	(115,710)
Depreciation charge for the year	—	(1,356)	(254)	(2,513)	(477)	(337)	—	(4,937)
Impairment	—	—	—	(217)	—	(6)	—	(223)
Depreciation on disposals	—	—	—	4,024	877	207	—	5,108
Exchange differences	—	(3,114)	(269)	(8,302)	(308)	(389)	—	(12,382)
At December 31, 2017	—	(33,082)	(3,254)	(82,490)	(3,430)	(5,888)	—	(128,144)

Depreciation charge for the year	—	(1,164)	(296)	(2,435)	(604)	(402)	—	(4,901)
Impairment	—	—	—	(10)	—	(1)	—	(11)
Depreciation on disposals	—	6	—	1,119	503	486	—	2,114
Transfer	—	—	—	(46)	—	46	—	—
Exchange differences	—	510	(17)	914	49	200	—	1,656
At December 31, 2018	—	(33,730)	(3,567)	(82,948)	(3,482)	(5,559)	—	(129,286)

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset and assets under finance lease	Office equipment	Construction in progress	Total
Net book value
At December 31, 2018	6,206	14,160	2,148	13,770	2,298	1,163	1,673	41,418
At December 31, 2017	6,227	15,339	2,368	14,474	1,800	1,071	1,047	42,326
At January 1, 2017	4,449	15,623	2,130	13,415	1,086	864	2,070	39,637